Related Parties - Summary of Finance Income (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Finance income - related parties	$ 74	$ 55	$ 3,593	$ 339
Sumitomo Corporation Capital Asia Pte. Ltd.
Disclosure of transactions between related parties [line items]
Finance income - related parties	64
Sumitomo Corporation Malaysia Sdn. Bhd.
Disclosure of transactions between related parties [line items]
Finance income - related parties	1
OMS Energy Technologies Pte. Ltd.
Disclosure of transactions between related parties [line items]
Finance income - related parties			93
Related Parties
Disclosure of transactions between related parties [line items]
Finance income - related parties	$ 65		$ 93